As filed with the Securities and Exchange Commission on August 30, 2001

                                               File Nos. ________ and __________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

     REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
          Pre-Effective  Amendment No.______                                 [ ]
          Post-Effective Amendment No.______                                 [ ]

                                     AND/OR

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
          Amendment No._______

                                  WALLACE FUNDS
                                  -------------
               (Exact Name of Registrant as Specified in Charter)

                       6600 France Avenue South, Suite 275
                             Edina, Minnesota 55435
               (Address of Principal Executive Offices) (Zip Code)

                                 1-866-594-0259
              (Registrant's Telephone Numbers, Including Area Code)

                                 Theodore Toso
                       6600 France Avenue South, Suite 275
                                 Edina, MN 55435
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Elaine Richards, Esq.
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

 It is proposed that this filing will become effective (check appropriate box):

[   ]     immediately upon filing pursuant to paragraph (b).
[   ]     on (date) pursuant to paragraph (b).
[   ]     60 days after filing pursuant to paragraph (a)(1).
[   ]     on (date) pursuant to paragraph (a)(1).
[   ]     75 days after filing pursuant to paragraph (a)(2).
[   ]     on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                                             WALLACE GROWTH FUND
                                                       A series of Wallace Funds
















                                                                      Prospectus
                                                           _______________, 2001





The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Prospectus
__________________, 2001




                                                       WALLACE GROWTH FUND
                                                  A series of Wallace Funds










Investment Adviser
Advanced Capital Advisers, Inc.


In this prospectus "we" or "us" refers to the Fund's investment adviser--Advanced Capital Advisers, Inc., 6600 France Avenue South, Suite 275, Edina, Minnesota 55435. Please read the prospectus carefully before investing in the Fund.




                                Table of Contents





Wallace Growth Fund...........................................................1

Performance of the Fund.......................................................3

Fees and Expenses of the Fund.................................................3

Management....................................................................4

Distribution of Shares........................................................4

Pricing of Shares.............................................................4

How to Purchase Shares........................................................4

How to Sell Shares............................................................6

Distributions and Taxes.......................................................7

Retirement Plans and Shareholder Reports......................................8

Counsel, Independent Auditors and Service Providers...........................8

Financial Highlights..........................................................8





     Wallace Growth Fund
     ---------------------------------------------------------------------------

     Investment Goal and Principal Investment Strategies

     Investment Goal

     The goal of Wallace Growth Fund is to achieve long-term capital growth.

     Principal Investment Strategies

     To achieve its goal of long-term capital growth, the Fund invests primarily in equity securities of U.S. companies of any size listed on the Russell 5000(R) Index. The Fund's investment in equity securities may include common stocks, preferred stocks and convertible securities. The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO"). The Fund may also invest in unrated convertible securities if we determine them to be of comparable quality. The Fund may invest up to 15% of its assets in American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and securities of foreign companies. ADRs are equity securities traded on U.S. exchanges, including the Nasdaq Stock Market ("NASDAQ"), that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the same qualities as ADRs, except that they may be traded in several international-trading markets.

     When choosing securities to purchase for the Fund, we use a computer-based model to identify and rank industry sectors based on factors that we believe are the most influential in determining the performance of equity securities. Such factors include stock price volatility, earnings reports and sector trends (i.e., being in or out of favor), which help identify the industry sectors that appear to have the strongest probability of outperforming the market. The Fund allocates its assets among the five best-performing industry sectors in securities that represent a broad group of the chosen industry sectors. Individual securities are chosen using certain technical and fundamental analyses such as identifying strong balance sheets and income statements and observing company histories of earnings stability and growth.

     Each month, we review the model and industry sector allocation of the Fund's assets. If securities owned by the Fund no longer meet the above factors, the Fund may reallocate its assets and sell shares in one or more industry sectors to purchase securities in other industry sectors ranked highest by the model. Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors, such as technology and health care.

     Temporary Investments

     At times, we may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with your best interests. At such times, we may temporarily use alternative strategies primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing "defensive" strategies, the Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities we believe to be consistent with the Fund's best interests. Such action may help the Fund minimize or avoid losses during adverse market, economic or political conditions. If such a temporary "defensive" strategy is implemented, the Fund may not achieve its investment objective.





     Principal Risks of Investment

     As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund can give no assurance that its investment goal will be achieved. Because the value of your investment in the Fund will fluctuate, there is also a risk that you may lose money. The Fund's principal investment risks are as follows:

     o Stock Market Risks: Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund's share price is likely to decline in value. The Fund's investment in certain types of stocks (such as small or large cap) and growth style of investing subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

     o Manager Risks: Manager risk is the risk that we will do a poor job of selecting securities and thus fail to meet the Fund's investment goal.

     o Sector Focus Risks: To the extent that the Fund focuses its investments in one or more sectors, it may be subject to the risks affecting that sector more than would a fund that invests in a wider variety of market sectors. For instance, as a "growth" fund, the Fund could have substantial investments in the technology or health care sectors. Companies in the technology sector are subject to the risks such as those relating to potential rapid obsolescence of technology, failure of the market to accept new technologies, and difficulty in obtaining financing for necessary research and development or expansion. Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, and are subject to risks related to legislative and regulatory action, which may affect profitability of companies in that sector.

     o Small and Medium Capitalization Risks: The Fund may invest in securities of companies with small and medium size market capitalization. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

     o Foreign Securities Risks: The risks of investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.




     Performance of the Fund
     ---------------------------------------------------------------------------

     Because the Fund has recently commenced operations, there is no performance information available at this time.


     Fees and Expenses of the Fund
     ---------------------------------------------------------------------------

     As an investor, you may pay certain fees and expenses if you buy and hold shares of the Fund. These fees are described in the tables below and further explained in the example that follows.

     ---------------------------------------------------------------------------
     SHAREHOLDER FEES
     ---------------------------------------------------------------------------
     (fees paid directly from your investment)
     ---------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on          None
     Purchases (as a percentage of offering price)

     Maximum Deferred Sales Charge (Load)            None
     (as percentage of offering price)

     Maximum Sales Charge (Load) Imposed on          None
     Reinvested Dividends

     Redemption Fee                                  None

     Exchange Fee                                    None
     ---------------------------------------------------------------------------


     ---------------------------------------------------------------------------

     ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Fund assets)
     ---------------------------------------------------------------------------
     Management Fees                                       1.00%
     Distribution and Service (12b-1) Fees                 0.25%
     Other Expenses                                        1.40%
                                                           -----
     Total Annual Operating Expenses                       2.65%
                                                           =====
         Less Expense Reimbursement1                      -0.70%
                                                           -----
     Net Annual Operating Expenses                         1.95%
                                                           =====
     -----------------------------------------------------------

     1 We have contractually  agreed to absorb expenses of the Fund and/or waive fees due to us in order to ensure  that total Fund operating expenses on an annual basis do not exceed ____%. This contract expires ______, 2002, but may be annually renewed by the
     Board of Trustees.
     ---------------------------------------------------------------------------

     Example This example is intended to help compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes that:

          (1) you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods,
          (2) your investment has a 5% return each year,
          (3) all dividends and distributions have been reinvested, and
          (4) the Fund operating expenses remain the same.

     Although your actual
     costs may be higher or lower, based on these assumptions your costs would be:

                       ----------- ----------
                         1 year     3 years
                       ----------- ----------
                         $198       $757
                      ----------- ----------
     ---------------------------------------------------------------------------



     Management
     ---------------------------------------------------------------------------

     Investment  Adviser
     Advanced Capital Advisers, Inc. provides investment advisory services for the Fund. Subject to the supervision and direction of the Fund's Board of Trustees, we manage the Fund's investment portfolio in accordance with the Fund's stated investment goal and strategies, make investment decisions for the Fund and place orders to purchase and sell securities on behalf of the Fund. We perform these services for an annual investment management fee of 1.00% payable monthly based on the Fund's average daily net asset value. As of July 31, 2001, we had approximately $10,000,000 assets under management.

     Portfolio Manager
     Theodore Toso, President of Advanced Capital Advisers, Inc., is the portfolio manager of the Fund. And has managed the Fund since its inception. Mr. Toso also is a Principal at Ward & Company a registered investment adviser, where he has managed a bond portfolio since 1995.


     Distribution of Shares
     ---------------------------------------------------------------------------
     Distributor
     Quasar Distributors, LLC, Milwaukee, Wisconsin, serves as distributor and principal underwriter for the shares of the Fund pursuant to a Distributor Agreement. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers.

     Rule 12b-1 Distribution Plan

     The Fund has adopted a Rule 12b-1 Distribution Plan to provide certain shareholder servicing activities for the shareholders of the Fund. The maximum level of Rule 12b-1 expenses is 0.25% per year of the Fund's average daily net asset value. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Pricing of Shares
     ---------------------------------------------------------------------------

     Shares of the Fund are sold at their net asset value (NAV). The NAV for all shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on every business day. The NAV for the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of shares outstanding of the Fund. The NYSE is closed on weekends and most national holidays.

     The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by us under supervision of the Fund's Board of Trustees.

     If your purchase order is in "good order" (see "How to Purchase Shares") and delivered to the Fund's transfer agent before the close of the regular trading session of the NYSE on any business day, your order will receive the share price next determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.

     How to Purchase Shares
     ---------------------------------------------------------------------------

     To open an account, you must invest at least the minimum amount as shown below. We may change the minimum investment amount at any time.

                               Minimum Investments
     ---------------------------------------------------------------------------
                          To Open Your Account            To Add to Your Account
     ---------------------------------------------------------------------------
      Regular accounts         $1,000                        $100

            IRAs               $100                          $100
     ---------------------------------------------------------------------------



     Good Order Purchase Requests

     When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

          |X| the name of the Fund
          |X| the  dollar   amount  of  shares  to  be  purchased
          |X  account application form or investment stub
          |X| check payable to the "Wallace Growth Fund"

     Methods of Buying

     Through  a      You  can   purchase   shares  of  the  Fund   through  any
     broker/dealer   broker-dealer organization  that  agrees to offer   the
     organization    Fund. The  broker-dealer  organization is responsible for
                     sending your purchase order to the  Fund's transfer agent.
                     Please keep in mind that your broker-dealer may charge additional fees for its services.

     By mail You can purchase shares of the Fund directly from the Fund's transfer agent, Firstar Mutual Fund
                     Services, LLC. To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that's included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to "Wallace Growth Fund." No third party checks will be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account.


                     Regular Mail                                  Overnight Delivery
                     Wallace Growth Fund                           Wallace Growth Fund
                     c/o Firstar Mutual Fund Services, LLC         c/o Firstar Mutual Fund Services, LLC
                     P.O. Box 701                                  615 E. Michigan Street, Third Floor
                     Milwaukee, Wisconsin  53201-0701              Milwaukee, Wisconsin  53202



                     NOTE:The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

     By telephone    To make additional investments by telephone, you
                     must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll free at 1-800-_________ and you will be allowed to move money from your bank account to your Fund account upon request.
                     Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

     By wire To open an account or to make additional investments by wire, call 1-800-________ to notify the Fund of the incoming wire using the wiring instructions below:

                            Firstar Bank, N.A.
                            Milwaukee, WI  53202
                            ABA #:  042000013
                            Credit:  Firstar Mutual Fund Services, LLC
                            Account #:  112-952-137
                            Further Credit:   Wallace Funds, Wallace Growth Fund
                            (your name or the title on the account)
                            (your account #)

Through an           If you intend to use the Automatic Investment Plan ("AIP"),
automatic            you may open your account with an initial minimun
investment           investment of $100. Once your account has been opened,
plan                 you may purchase shares of the Fund through the AIP.
                     You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.
                     To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may Investment
                     Plan ("AIP").  modify or terminate the AIP at any time.
                     The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.




     How to Sell Shares
     --------------------------------------------------------------------------

     Methods of Selling
     Through a
     broker/dealer   If you purchased your shares through a broker-dealer or
                     other financial organization, your
                     redemption order should be placed through the same organization. Your broker or financial financial consultant is responsible for sending your redemption order to the Fund's transfer agent on a consultant timely basis.
                     Please keep in mind that your broker or financial consultant may charge additional fees for its services.

     By mail If you purchased your shares directly from the Fund's transfer agent, you should send your written redemption request to the address below.
                     Your request should contain the Fund's name, your account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all account holders sign the letter. Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust document indicating proper authorization).
                     Please see the Statement of Additional Information for more information.

                     Regular Mail                                     Overnight Delivery
                     Wallace Growth Fund                              Wallace Growth Fund
                     c/o Firstar Mutual Fund Services, LLC            c/o Firstar Mutual Fund Services, LLC
                     P.O. Box 701                                     615 E. Michigan Street, Third Floor
                     Milwaukee, Wisconsin  53201-0701                 Milwaukee, Wisconsin  53202


                    The Fund's transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.


     By telephone    If you are authorized to perform telephone
                     transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-800-________. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

     By wire          To redeem shares by wire, call the Fund at
                     1-800-________ and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds The transfer agent charges a $12 outgoing wire fee.

     Through a       If you own shares with a value of $10,000 or more, you
     systematic      may participate in the  systematic withdrawal plan.
     withdrawal      The systematic withdrawal plan allows you to make
     plan            automatic withdrawals from  your Fund account at regular
                     intervals. The minimum withdrawal amount is $250. Money will be transferred from your Fund account to the account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.


     When Redemption Proceeds Are Sent to You

     Your shares will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

     All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after the Fund receives your redemption request.

     If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).



     Redemption Requests in Good Order
     When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

          |X|  the name of the Fund

          |X| the dollar amount or the number of shares to be redeemed |X| signatures of all registered shareholders exactly as the shares are registered

          |X|  the account number

     Accounts with Low Balances

     Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $1,000 ($100 for IRA accounts) requesting that you bring the account back up to $1,000 ($100 for IRA accounts) or close it out. If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.



     Distribution  and Taxes
     ---------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net capital gains that it has realized in the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash.

     In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. If the Fund distributes realized gains soon after you purchase shares, a portion of your investment may be returned as a taxable distribution.

     When you sell your shares of the Fund, you may have a capital gain or loss. The individual tax rate on any gain from the sale of your shares depends on your marginal tax rate and on how long you have held your shares.

     Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

     Retirement Plans and Shareholder Reports
     ---------------------------------------------------------------------------

     Retirement Plan

     You may purchase shares of the Fund for your individual retirement accounts including traditional IRA, rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement account, call 1-800-_________.

     Shareholder Reports and Confirmations
     As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

     Counsel, Independent Auditors and Service Providers
     ---------------------------------------------------------------------------

     Legal Counsel and Independent Auditors
     ____________, serves as legal counsel to the Fund. ____________ has been selected as independent auditor for the Funds

     Custodian, Transfer Agent, Fund Administrator and Fund Accountant
     Firstar Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar Mutual Fund Services, LLC, serves as the Fund's Administrator, Transfer Agent and Fund Accountant.

     Financial Highlights
     ---------------------------------------------------------------------------

     Because the Fund has recently commenced operations, there are no financial highlights available at this time.









                               INVESTMENT ADVISER
                         Advanced Capital Advisers, Inc.
                                Edina, Minnesota


                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin


                              INDEPENDENT AUDITORS
                                ----------------
                                  -------------


                                  LEGAL COUNSEL
                                ----------------
                                  -------------


                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT
                        Firstar Mutual Fund Services, LLC
                              Milwaukee, Wisconsin


                                    CUSTODIAN
                               Firstar Bank, N.A.
                                Cincinnati, Ohio







     FOR MORE INFORMATION


     You may obtain the following and other information on Funds free of charge:

     Statement of Additional Information (SAI) dated __________, 2001
     The SAI of the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

     Annual and Semi-Annual Report
     Once the Fund has been in operation for the appropriate period of time, annual and semi-annual reports will be made available.
     The annual and semi-annual reports for the Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

     To receive any of these documents or the prospectus of the Wallace Funds or to request additional information about Wallace Funds, please contact us.


     By Telephone:
     ----------------

     By Mail:
     Wallace Funds
     c/o Firstar Mutual Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701

     SEC:
     You may review and obtain copies of Wallace Funds' information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.


                                                    1940 Act File No. 811-______







                               Wallace Growth Fund
                            A Series of Wallace Funds


                       STATEMENT OF ADDITIONAL INFORMATION


                               _____________, 2001










This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus of the Wallace Growth Fund dated ___________, 2001, and should be read together with that Prospectus. To receive a copy of the Prospectus, write to Wallace Funds or call the nationwide toll free number 1-_______________.



   Wallace Funds
   c/o Firstar Mutual Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI  53201-0701






                                Table of Contents

General Information about Wallace Funds........................................2
Description of the Wallace Growth Fund.........................................2
Investment Restrictions........................................................3
Investments and Risks..........................................................4
Management of the Fund.........................................................8
Control Person and Principal Holders of Securities.............................9
Investment Adviser.............................................................9
Code of Ethics.................................................................9
Fund Administration...........................................................10
Custodian.....................................................................10
Legal Counsel.................................................................10
Distributor...................................................................10
Rule 12b-1 Services Plan......................................................10
Portfolio Transactions and Brokerage Allocations..............................11
Purchase of Shares............................................................12
Redemption of Shares..........................................................12
Pricing of Shares.............................................................13
Tax Status....................................................................14
Calculations of Performance Data..............................................14
Independent Accountants.......................................................16
Financial Statements..........................................................16





                               Wallace Growth Fund


     General Information about Wallace Funds
     ---------------------------------------------------------------------------

          The Wallace Growth Fund is the first of several anticipated mutual funds that are part of the Fund group called Wallace Funds (the "Trust"). The Trust is an open-end investment management company and was organized as a Delaware business trust on August 20, 2001. The Trust currently offers one series of shares to investors, the Wallace Growth Fund (the "Fund"). The Fund is a diversified series and has its own investment objective and policies. The Trust may start other series and offer shares of new funds under the Trust at any time. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is, 6600 France Ave. South, Suite 275, Edina, Minnesota 55435.

          Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights, and are voted in the aggregate and not by class except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular class. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

          Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees deem equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

          The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     Description of the Wallace Growth Fund
     ---------------------------------------------------------------------------

          The Fund is a diversified Fund and seeks to achieve the long-term growth of your investment capital. The investment objective is fundamental and therefore cannot be changed without the approval of shareholders.

     Investment Restrictions
     ---------------------------------------------------------------------------

          In addition to the investment objectives and policies set forth in the Prospectus, the Fund is subject to certain investment policies and restrictions, as set forth below. The Fund's investment objective and fundamental policies and restrictions may not be changed without the vote of a majority of the Fund's outstanding shares. "Majority," as used in the Prospectus and in this Statement of Additional Information, means the lesser of (a) 67% of the Fund's outstanding shares voting at a meeting of shareholders at which more than 50% of the outstanding shares are represented in person or by proxy or (b) a majority of the Fund's outstanding shares. Unless specifically identified as fundamental, each investment policy discussed in the Prospectus or this Statement of Additional Information is not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

          For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the Fund.

          As fundamental policies, unless otherwise specified below, the Fund will not:

          1. Invest in the securities of companies in any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 25% of the Fund's total assets would be invested in such industry. Various types of technology and utilities companies are considered to be in separate industries.

          2. Issue any senior securities except as permitted by the 1940 Act.

          3. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where if sold, the Fund might be deemed an underwriter for purposes of the Securities Act of 1933.

          4. Borrow money except:

                    (a) from banks to purchase or carry securities or other investments,
                    (b)  from banks for temporary or emergency purposes, or
                    (c)  by entering into reverse repurchase agreements,


          if, immediately after any such borrowing, the value of the Fund's assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund's liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

          5. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase no more than the aggregate of 5% of stock and bond index options, financial futures contracts and options on such contracts.

          6. Purchase or sell real estate or real estate mortgage loans, except that the Fund may invest no more than 5% of its assets in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

          7. Make loans, except that the Fund may (a) purchase and hold debt obligations in accordance with its investment objective and policies,
          (b) enter into repurchase agreements, (c) lend portfolio securities on a collateralized basis, and (d) engage in similar cash management and income enhancement transactions.


          The Fund has also adopted the following restrictions for the Fund that are not fundamental policies and may be changed by the Board of Trustees without shareholder approval. The Fund shall not:

          1. Invest in companies for the purpose of exercising control or management.

          2. Purchase the securities of other investment companies except as permitted by the 1940 Act.

          3. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

          4. Invest more than 15% of its net assets in illiquid securities, such as restricted securities, repurchase agreements with a maturity of more than seven days, or securities with no readily available market quotation.


     Investments and Risks
     ---------------------------------------------------------------------------

          Although not part of the Fund's principal strategy, the Fund may invest in small or medium-size companies that meet the Adviser's criteria and display the potential for long-term capital growth. The Fund may also invest in securities convertible into common stock. If the Adviser sees an opportunity for capital growth within foreign markets, the Fund may also invest a portion of its assets in common stock of foreign companies. These non-principal strategies, as well as others, are further discussed below.

     U.S. Government Securities
          The Fund may invest in U.S. Government Securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Obligations issued by the U.S. Treasury include Bills, Notes and Bonds ("Treasury Securities") which differ from each other mainly in their interest rates and the length of their maturity at original issue. In this regard, Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities greater than ten years. Such Treasury Securities are backed by the full faith and credit of the U.S. Government. As with all fixed-income securities, various market forces influence the value of such securities. There is an inverse relationship between the market value of such securities and yield. As interest rates rise, the value of the securities falls; conversely, as interest rates fall, the market value of such securities rises.

     Bond Securities
          To the extent the Fund invests in bonds, it will be exposed to the risks of bond investing. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Also, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield. A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition.

     Convertible Securities
          To the extent the Fund invests in convertible securities, it will be exposed to the risks of convertible securities. Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, or a combination of the features of these securities. As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the prevailing level of interest rates. As the level of interest rates increases, the market value of convertible securities tends to decline and, conversely, as interest rates decline, the market value of convertible securities tends to increase. The unique investment characteristic of convertible securities (the right to exchange for the issuer's common stock) causes the market value of the convertible securities to increase when the value of the underlying common stock increases. However, because security prices fluctuate, there cannot be an assurance of capital appreciation. Most convertible securities will not reflect as much capital appreciation as their underlying common stocks.

     Options Transactions
          The Fund may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or to minimize or hedge against anticipated declines in the value of the Fund's securities. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the option as long as the option is outstanding. All put options written by the Fund are covered, which means that the Fund has deposited with the Trust's custodian cash or liquid securities with a value at least equal to the exercise price of the option. Call and put options written by the Fund may also be covered to the extent that the Fund's liabilities under such options are offset by its rights under call or put options purchased by the Fund (e.g. closing purchase transactions) and call options written by the Fund may also be covered by depositing cash or liquid securities with the Trust's custodian in the same manner as written puts are covered. Some of the more frequently used stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, and NYSE Beta Index. The Fund may also use options on such other indices as may now or in the future be available.

     Repurchase Agreements
          The Fund may enter into repurchase agreements on U.S. Government Securities or other liquid securities to invest cash awaiting investment and/or for temporary defensive purposes. A repurchase agreement involves the purchase by the Fund of liquid securities, usually U.S. Government Securities with the condition that after a stated period of time (usually seven days or less) the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Fund will have to sell the collateral, which action could involve costs or delays. In such case, the Fund's ability to dispose of the collateral to recover such investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the Fund would suffer a loss.

     Money Market Instruments
          Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategy by making short term investments in cash equivalents in response to adverse markets, economic or political conditions. This may result in the Fund not reaching its investment objective. The Fund may invest in money market instruments, which include:

          (a)  U.S. Treasury Bills;

          (b)  U.S. Treasury Notes with maturities of 18 months or less;

          (c)  U.S. Government Securities subject to repurchase agreements;

          (d) Obligations of domestic branches of U.S. banks (including certificates of deposit and bankers' acceptances with maturities of 18 months or less) which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000 and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation ("FDIC");

          (e) Commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody's or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which, at the date of investment, have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's;

          (f) Short-term (maturing in one year or less) corporate obligations which, at the date of investment, are rated AA or better by S&P or Aa or better by Moody's; and

          (g) Shares of no-load money market mutual funds (subject to the ownership restrictions of the 1940 Act). Investment by the Fund in shares of a money market mutual fund indirectly results in the investor paying not only the advisory fee and related fees charged by the Fund, but also the advisory fees and related fees charged by the Adviser and other entities providing services to the money market mutual fund.

     Small and Medium-Sized Companie
          To the extent the Fund invests in small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

     When-Issued and Delayed Delivery Transactions
          The Fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause Fund to miss a price or yield considered advantageous.

     Securities Lending
          The Fund may lend portfolio securities up to 50% of the value of its total assets, on a short- or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions that the Adviser has determined are creditworthy under guidelines established by the Fund's Board of Trustees. The Fund must also receive collateral in the form of cash or U.S. government securities equal to at least 100% of the securities loaned at all times.

     Restricted and Illiquid Securities
          The Fund may invest in a limited amount of restricted securities. Restricted securities are securities that are thinly traded or whose resale is restricted by federal securities laws. Restricted securities are any securities in which the Fund may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws. The Fund's Board of Trustees has established criteria that allows the Adviser to consider certain restricted securities as liquid.

     Borrowing
          The Fund may borrow up to 50% of the value of its total assets as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Interest paid on borrowed funds would decrease the net earnings of that Fund. The Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of the value of the Fund's total assets. The Fund may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing.

     Reverse Repurchase Agreements
          The Fund may enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     Warrants
          The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. If the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

     Real Estate Investment Trusts
          The Fund may invest in equity or mortgage real estate investment trusts (REITs) that together produce income. A REIT is a managed portfolio of real estate investments. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

     Over-the-Counter Options
          The Fund may generally purchase over-the-counter options on portfolio securities in negotiated transactions with the writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchase options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

     Investments in Foreign Securities
          The Fund may invest in foreign securities, which may include other investment companies that invest primarily in international securities. The international securities include equity securities of non-U.S. companies and corporate and government fixed-income securities denominated in currencies other than U.S. dollars. The international equity securities may be traded domestically or abroad through various stock exchanges, American Depositary Receipts (ADRs), International Depositary Receipts (IDRs) European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. The international fixed-income securities include ADRs, IDRs, and government securities of other nations and must be rated Baa or better by Moody's or BBB or better by S&P. If the securities are unrated, the Adviser must determine that they are of similar quality to the rated securities before the Fund may invest in them. The Fund does not intend to invest more than 20% of its assets in international securities.

          Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Other differences between investing in foreign companies and in U.S. companies, depending on the specific security and foreign market, may include:

          o information is less publicly available
          o there is a lack of uniform financial accounting standards applicable to foreign companies
          o market quotations are less readily available
          o there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks
          o there is generally a lower foreign securities market volume
          o it is likely that foreign securities may be less liquid or more volatile
          o there aregenerally higher foreign brokerage commissions
          o there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems
          o the mail service between countries may be unreliable
          o there are political or financial changes that adversely affect investments in some countries.

     Foreign Currency Transactions
          The Fund may use foreign currency transactions to settle securities transactions. Because foreign securities may be denominated in foreign currencies, changes in foreign currency exchange rates could affect the Fund's net asset value, the value of interest earned, gains and losses realized on the sale of securities, and net investment income and capital gain. If the value of a foreign currency rises against the U.S. dollar, the value of an the Fund's assets denominated in that currency will increase. If the value of the foreign currency declines against the U.S. dollar, the value of the Fund assets denominated in that currency decrease. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

     Temporary Defensive Positions
          The Fund may deviate from its fundamental and non-fundamental investment policies during periods of adverse or abnormal market, economic, political and other circumstances requiring immediate action to protect assets. In such cases, the Fund may invest up to 100% of its assets in U.S. Government Securities and any money market investment described above.

     Management of the Fund
     ---------------------------------------------------------------------------
     Board of Trustees
          The  Fund is  managed  by a Board of  Trustees.  The  Fund's  Board of
     Trustees consists of five individuals, three of whom are not "interested persons" of the Fund as that term is defined in the 1940 Act. The Trustees are fiduciaries of the Fund's shareholders and are governed by the laws of the state of Delaware. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund.

     Management Information
         The names, addresses and principal occupations during the past five years of the Trustees and executive officers of the Fund are as follows:
     ---------------------------------------------------------------------------

                                         Position with the
     Name and Address              Age           Fund        Principal Occupation during Last Five Years
     ---------------------------------------------------------------------------------------------------


     Arthur B. Carlson III*        49           Trustee      Governor and Chief Investment Officer of
     6600 France Avenue South                                Advanced Capital Management, LLC (March 2001
     Suite 275                                               -  present); Chief Financial Officer, Aparacor
     Edina, MN  55435                                        International, Inc., a financial services
                                                             company (2000 - 2001); CPA in public
                                                             accounting (1974-2000).
     -------------------------------------------------------------------------------------------------------
     Theodore Toso*                32          Trustee and   President of Advanced Capital Management, Inc.
     6600 France Avenue South                   President    (May 2001 - present); Principal of Ward &
     Suite 275                                               Company, Ltd., a registered investment advisor
     Edina, MN  55435                                        (1991 - present).
     --------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------
     ------------------------------- -------- ------------------- -------------------------------------------

     *This trustee is deemed to be an interested person as defined in the 1940 Act.


     Compensation
          For their services as Trustees, the independent or disinterested Trustees will receive compensation consisting of $1,500.00 for each meeting attended and will be reimbursed for the expenses of attending such meetings. Neither the Trust nor the Fund pays any fees to the trustees who are considered "interested persons" of the Trust, the Fund or the Adviser, as defined in the 1940 Act. Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses. The table below details the estimated amount of compensation the Trustees may receive from the Trust for the next fiscal year. Presently, none of the executive officers receive compensation from the Fund.

     ---------------------------- ----------------- ----------------------- ----




     Name and Position        Estimated         Pension or Retirement   Estimated Annual       Estimated Total
                              Aggregate         Benefits Accrued As     Benefits Upon          Compensation from
                              Compensation      Part of Trust Expenses  Retirement             Trust and Fund Complex
                              From Trust                                                       Paid to Trustees
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
     Arthur B. Carlson III*   None              None                    None                   None
     Trustee
     Theodore Toso*           None              None                    None                   None
     Trustee and President


     *This trustee is deemed to be an interested person as defined in the 1940 Act.


     Control Person and Principal Holders of Securities
     ---------------------------------------------------------------------------
          As of _________, 2001, which was prior to the public offering of the Fund's shares, ___________ was the holder of 100% of the Fund's shares, and there were otherwise no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities.
     Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities.

     Investment Adviser
     ---------------------------------------------------------------------------
          Advanced Capital Advisers, Inc., 6600 France Avenue South, Edina, Minnesota 55435 (the "Adviser"), has been a registered investment adviser since _______. The Adviser is a subsidiary of Advanced Capital Management, LLC. The Adviser manages several private accounts and as of July 31, 2001 has $10 million under management. Under the advisory agreement, the Adviser reviews the portfolio of securities and investments in the Fund, and advises and assists the Fund in the selection, acquisition, holding or disposal of securities and makes recommendations with respect to other aspects and affairs of the Fund. The Adviser is also responsible for placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by the Adviser.

          As compensation for its services under the Advisory Agreement the Advisor receives a monthly fee at the annual rate of 1.00 percent of the average daily net assets of the Fund.

     Code of Ethics
     ---------------------------------------------------------------------------
          Both the Trust and the Adviser have adopted Codes of Ethics that govern the conduct of employees of the Trust and Adviser who may have access to information about the Fund's securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other clients of the Adviser; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

     Fund Administration
     ---------------------------------------------------------------------------

          Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank, N.A., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. Firstar Mutual Fund Services, LLC also will serve as fund accountant and transfer agent under separate agreements.

     Custodian
     ---------------------------------------------------------------------------
          The Custodian for the Trust and the Fund is Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. Firstar Bank, N.A., as Custodian, holds all of securities and cash owned by the Fund.

     Legal Counsel
     ---------------------------------------------------------------------------

         The Fund's legal counsel is ________________________.

     Distributor
     ---------------------------------------------------------------------------

          Quasar Distributors, LLC serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of June 29, 2000 (the "Distribution
     Agreement"). Quasar Distributors, LLC is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

     Rule 12b-1 Services Plan
     ---------------------------------------------------------------------------
          The Board of Trustees has adopted a Rule 12b-1 Services Plan on behalf of the Fund, in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to compensate the Adviser as plan disbursement agent for certain activities relating to shareholder servicing and distribution of shares of the Fund to investors and the provision of shareholder services. The maximum amount payable under the Plan is 0.25% of the Fund's average net assets on an annual basis.

          The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.

          The Plan authorizes the use of Fund assets to pay the Adviser, banks, broker/dealers and other institutions that provide distribution assistance
     and/or  shareholder   services  such  as:

          |X| printing and distributing  prospectuses to persons other than Fund shareholders,
          |X| printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, and
          |X| furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.

          The Plan requires the Fund to prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

          Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. The Trustees approved the Plan on _____________.

          The Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

          The Plan may not be amended so as to materially increase the amount of the Rule 12b-1 fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

     Portfolio Transactions and Brokerage Allocations
     ---------------------------------------------------------------------------

          The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission (if any) and considering the state of the market at the time.

          The primary consideration in effecting transactions for the Fund is execution at the most favorable prices. The Adviser has complete freedom as to the markets in and the broker-dealers through or with which (acting on an agency basis or as principal) they seek execution. The Adviser may consider a number of factors in determining which broker-dealers to use for the Fund's transactions. These factors include research services, the reasonableness of commissions, and the quality of services and execution. Fund transactions for the Fund may be effected through the Distributor if the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through the Distributor, the Fund intends to comply with Section 17(e)(1) of the 1940 Act, as amended.

          When consistent with these objectives, business may be placed with broker-dealers, including the Distributor, who furnish investment research and/or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser may receive a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the accounts that it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed-income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

          The Adviser may also purchase securities from time to time from broker-dealers who are participating as underwriters in a firm commitment underwriting of municipal securities where the Distributor is also a member of the selling syndicate. The Board of Trustees of the Fund has adopted a policy pursuant to Rule 10f-3 under the 1940 Act governing such purchases. The purchase of such municipal securities shall only be made pursuant to the requirements of Rule 10f-3 and the policies adopted by the Board of Trustees of the Fund.

          In determining the commissions to be paid to the Distributor, it is the policy of the Fund that such commissions, will, in the judgment of the Adviser, subject to review by the Board of Trustees, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time, (b) at least as favorable as commissions contemporaneously charged by the Distributor on comparable transactions for its most favored comparable unaffiliated customers, and (c) conform to the requirements of Rule 17e-1 under the 1940 Act. While the Adviser does not deem it practicable and in the best interest of the Fund to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

          In certain instances, there may be securities that are suitable for the Fund as well as for that of one or more of the advisory clients of the Adviser. Investment decisions for the Fund and for such advisory clients are made by the Adviser with a view to achieving the investment objective. It may develop that a particular security is bought or sold for only one client of the Adviser even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients of one of the Adviser when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients of the Adviser are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each (and may result, in the case of purchases, in allocation of that security only to some of those clients and the purchase of another security for other clients regarded by the Adviser as a satisfactory substitute). It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. At the same time, however, it is believed that the ability of the Fund to participate in volume transactions will sometimes produce better execution prices.

          The Board of Trustees of the Fund has also adopted a policy pursuant to Rule 17a-7 under the 1940 Act that allows certain principal transactions between certain remote affiliates of the Fund and the Fund. Such transactions could include purchases of securities for the Fund from private accounts managed by the Adviser or sales of securities from the Fund to private accounts managed by the Adviser. These transactions will only be effected in accordance with the provisions of Rule 17a-7 under the 1940 Act and are further restricted by the policies adopted by the Board of Trustees pursuant thereto. Under the policies, the Board must, on a quarterly basis, determine that all transactions effected in reliance on Rule 17a-7 during the preceding quarter were in compliance with the procedures. The Board must also review the procedures as necessary.

     Purchase of Shares
     ---------------------------------------------------------------------------

          Orders for shares received by the Trust in good order prior to the close of business on the New York Stock Exchange (the "Exchange") on each day during such periods that the Exchange is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the Exchange. Orders received in good order after the close of the Exchange, or on a day it is not open for trading, are priced at the close of such Exchange on the next day on which it is open for trading at the next determined net asset value per share. No share certificates will be issued unless requested in writing.

     Redemption of Shares
     ---------------------------------------------------------------------------

          The Trust will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth in the "How to Sell Shares" section of the Prospectus. Under the 1940 Act , a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

          (a) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

          (b) when trading on that exchange is restricted for any reason;

          (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

          (d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

          In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

     Corporate, Partnership, Executor, Trustee, Administrators, or Guardian Shareholders

          Supporting documents in addition to those listed under "How to Sell Shares" in the Fund's prospectus will be required from executors, administrators, trustees, or if redemption is requested by one other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

     Redemption In-Kind
          The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

     Pricing of Shares
     ---------------------------------------------------------------------------

          The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made by valuing portfolio securities, including open short positions, which are traded on the New York Stock Exchange, American Stock Exchange and on the NASDAQ National Market System at the last reported sales price on that exchange; by valuing put and call options which are traded on the Chicago Board Options Exchange or any other domestic exchange at the last sale price on such exchange; by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.

          The Adviser reserves the right to value securities, including options, at prices other than last-sale prices when such last-sale prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.

          The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

          In valuing the Fund's assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recent bid price. If no bid price is quoted on such day, then the security is valued by such method as the Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Fund, including restricted securities and securities that are not readily marketable, are valued in such manner as the Adviser under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.

          Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Trustees, although the actual calculation may be done by others.


     Tax Status
     ---------------------------------------------------------------------------

          The Fund will qualify and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, the Fund must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts. The Code also requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which the Fund could buy or sell futures contracts and options may be limited by this requirement.

          The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end. The required distributions are based only on the taxable income of a regulated investment company.

          By law, the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax ("backup withholding") from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to backup withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to backup withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

     Calculations of Performance Data
     ---------------------------------------------------------------------------

          Average annual total return is the average annual compounded rate of return for periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                 P(1 + T)n = ERV

               Where:

          T    = average annual total return

          P    = a hypothetical initial investment of $1,000

          n    = number of years

          ERV = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

          The Fund's performance will vary from time to time and your shares, when redeemed, may be worth more or less than their original cost. You should not consider past results as representative of future performance. Factors affecting the Fund's performance include, among other things, general market conditions, the composition of the Fund's portfolio, and operating expenses. In reporting performance, the Fund makes no adjustment for taxes payable by shareholders on reinvested income dividends and capital gains distributions.

          The Fund may also advertise comparative performance information obtained from industry or financial publications. The Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. From time to time, articles about the Fund regarding its performance or ranking may appear in national publications. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund.
     Reference to or reprints of such articles may be used in the Fund's promotional literature.

     Comparisons

          Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations.
     From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

          Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

          Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's and a variety of investment newsletters.

          Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

          Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

     Independent Accountants
     ---------------------------------------------------------------------------

         ___________________, serves as the Fund's independent accountants. Their services include examination of the Fund's financial statements.

     Financial Statements
     ---------------------------------------------------------------------------

         To be completed with a subsequent filing.



                                  WALLACE FUNDS
                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS.

(a)       Declaration of Trust
              (i)  Certificate of Trust--Filed herewith.
              (ii) Form of Agreement and  Declaration of Trust - To be
                   filed by amendment.

(b)      Form of Bylaws - To be filed by amendment.

(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreement and Declaration of Trust.

(d)      Investment Advisory Agreement-- To be filed by amendment.

(e)      Underwriting Agreement-- To be filed by amendment.

(f)      Bonus or Profit Sharing Contracts - Not applicable.

(g)      Custody Agreement-- To be filed by amendment.

(h)      Other Material Contracts

               (i) Fund Administration Servicing Agreement-- To be filed by amendment.

               (ii) Fund Transfer  Agent  Servicing  Agreement--  To be filed by amendment.

               (iii)Fund  Accounting  Servicing   Agreement--  To  be  filed  by
                    amendment.

               (iv) Fund  Fulfillment  Servicing  Agreement--  To  be  filed  by amendment.

               (v)  Power of Attorney

(i)      Opinion and Consent of Counsel-- To be filed by amendment.

(j)      Consent of Independent Public Accountants-- To be filed by amendment.

(k)      Omitted Financial Statements - Not applicable.

(l)      Agreement Relating to Initial Capital-- To be filed by amendment.
(m)      Rule 12b-1 Plan - To be filed by amendment.
(n)      Rule 18f-3 Plan - Not applicable.
(o)      Reserved.
(p)      Code of Ethics

              (i)  Advisor - To be filed by amendment.

              (ii) Registrant - To be filed by amendment


Item 24. Persons Controlled by or Under Common Control with Registrant.

         No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

          Reference is made to Article III Section 7 of the Registrant's Agreement and Declaration of Trust.

          Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Advisor.

[To be completed]

Item 27  Principal Underwriter.

         (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, acts as principal underwriter for the following other investment companies:



           AHA Investment Funds                         Firstar Funds, Inc.
---------------------------------------------- ---------------------------------
             The Arbitrage Funds                        Glen Rauch Funds
---------------------------------------------- ---------------------------------
          Brandywine Blue Fund, Inc.                The Hennessy Funds, Inc.
---------------------------------------------- ---------------------------------
     Country Asset Allocation Fund, Inc.        The Hennessy Mutual Funds, Inc.
---------------------------------------------- ---------------------------------
          Country Growth Fund, Inc.                        IPS Funds
---------------------------------------------- ---------------------------------
         Country Long-Term Bond Fund                 Jefferson Group Trust
---------------------------------------------- ---------------------------------
          Country Money Market Fund                The Jensen Portfolio, Inc.
---------------------------------------------- ---------------------------------
    County Short-Term Government Bond Fund         Kit Cole Investment Trust
---------------------------------------------- ---------------------------------
Country Taxable Fixed Income Series Fund, Inc.    Light Revolution Fund, Inc.
---------------------------------------------- ---------------------------------
      Country Tax Exempt Bond Fund, Inc.              Lindner Investments
---------------------------------------------- ---------------------------------
              Cullen Funds Trust                  1-800-MUTUALS Advisor Series
---------------------------------------------- ---------------------------------
                Everest Funds                            Wexford Trust
---------------------------------------------- ---------------------------------
  First American Insurance Portfolios, Inc.

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar  Positions and Offices with
Business Address    Distributors, LLC                 Registrant

------------------- --------------------------------- --------------------------
James R. Schoenike  President, Board Member           None
------------------- --------------------------------- --------------------------
Donna J. Berth      Treasurer                         None
------------------- --------------------------------- --------------------------
Suzanne E. Riley    Secretary                         None
------------------- --------------------------------- --------------------------
Joe Redwine         Chairman                          None
------------------- --------------------------------- --------------------------
Bob Kern            Board Member                      None
------------------- --------------------------------- --------------------------
Paul Rock           Board Member                      None
------------------- --------------------------------- --------------------------
Jennie Carlson      Board Member                      None
------------------- --------------------------------- --------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

         (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Portfolio during the last fiscal year by the principal underwriter who is not an affiliated person of the Portfolio.


                                      (2)                   (3)
                                Net Underwriting      Compensation on         (4)                 (5)
             (1)                 Discounts and        Redemption and       Brokerage             Other
Name of Principal Underwriter      Commission           Repurchases       Commissions        Compensation
----------------------------- ------------------- -------------------- ------------------- ------------------
Quasar Distributors, LLC      None                None                 None                None
----------------------------- ------------------- -------------------- ------------------- ------------------

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                      Are located at:
-------------------                       ---------------

Registrant's Fund Accountant,             Firstar Mutual Fund Services, LLC
Administrator, Fulfillment                615 East Michigan Street
Servicing Agent and Transfer Agent        Milwaukee, WI  53202

Registrant's Investment Adviser           Advanced Capital Advisers, Inc.
                                          6600 France Avenue South, Suite 275
                                          Edina, Minnesota 55435

Registrant's Custodian                    Firstar Bank, N.A.
                                          425 Walnut Street
                                          Cincinnati, OH  54202

Registrant's Distributor                  Quasar Distributors, LLC
                                          615 East Michigan Street
                                          Milwaukee, WI  53202


Item 29.  Management Services Not Discussed in  Parts A and B.

          Not applicable.

Item 30.  Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Edina and the State of Minnesota on the 30th day of August, 2001.

                                            WALLACE FUNDS


                                            By:  /s/ Theodore Toso
                                            ---------------------------
                                            Theodore Toso
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on August 30, 2001 by the following persons in the capacities indicated.


Signature                           Title


/s/Theodore Toso                    President, Trustee and Chairperson
----------------
Theodore Toso




EXHIBIT INDEX

      Exhibit                                                 Exhibit No.
      -------                                                 -----------
      Registrant's Certificate of Trust                         EX-99.a1.